Shareholders’ equity and reserves (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2026 CAD ($) shares $ / shares	Dec. 31, 2025 CAD ($) shares $ / shares
IfrsStatementLineItems [Line Items]
Weighted average assumptions, description	The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 214%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted during the three months ended March 31, 2026, was approximately $0.49 per option, for an aggregate total of $100,936.	The fair value was calculated using the following weighted average assumptions: expected life of options – ten years, stock price volatility – 145%, no dividend yield, and a risk-free interest rate – 4%. The fair value is particularly impacted by the Company’s stock price volatility, determined using stock price data from the previous ten years. Using the above assumptions, the fair value of options granted during the year ended December 31, 2025, was approximately $0.30 per option, for an aggregate total of $121,524.
Share-based payment expense | $	$ 100,936	$ 0
Equity Incentive Plan 2020 [Member]
IfrsStatementLineItems [Line Items]
Stock authorized to issued under plan	10,000,000
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Options granted	204,040	277,778
Options granted, weighed average exercise price | $ / shares	$ 0.59	$ 0.39
Stock Options [Member] | Directors And Consultants [Member]
IfrsStatementLineItems [Line Items]
Options granted	204,040
Options granted, weighed average exercise price | $ / shares	$ 0.59	$ 0.50
Laird Lake And Oneman Lake Projects [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares	10,101
Last Bounty Gold And Forester Gold Project [Member]
IfrsStatementLineItems [Line Items]
Stock issued for finders fee, shares	4,242,429